Subsequent Events (10Q) (Details Narrative) (USD $)	Mar. 31, 2015	May 19, 2015	May 07, 2015
Minimum bid price, per share	$ 1.02
Subsequent Event [Member]
Minimum bid price, per share		$ 1.00
Subsequent Event [Member] | Dawson James [Member]
Proposed offering amount in Company's equity securities			$ 24,000,000
Percentage of underwriting discount			8.00%
Advance fee amount			$ 25,000